UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763

Name of Fund: Managed Account Series
Global SmallCap Portfolio
High Income Portfolio
Mid Cap Value Opportunities Portfolio
U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Managed
Account Series, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Australia - 1.2%	CFS Retail Property Trust	639,802	$ 911,184
	Cochlear Ltd.	5,000	231,870
	Goodman Fielder Ltd.	263,900	305,501
	Western Areas NL (a)	9,600	48,910
			1,497,465
Austria - 0.3%	Intercell AG (a)	8,800	322,778
Bermuda - 2.4%	Golar LNG Ltd.	24,100	235,698
	Lazard Ltd. Class A	26,620	984,674
	PartnerRe Ltd.	12,900	884,811
	Ports Design Ltd.	302,000	775,847
			2,881,030
Brazil - 0.4%	Santos Brasil Participacoes SA	71,600	475,862
Canada - 4.1%	Addax Petroleum Corp.	14,800	704,108
	Agnico-Eagle Mines Ltd.	14,850	869,468
	Biovail Corp.	47,800	640,042
	DiagnoCure, Inc. (a)	619,350	448,450
	Eldorado Gold Corp. (a)	74,100	744,955
	Inmet Mining Corp.	10,800	452,753
	Lundin Mining Corp. (a)	247,300	762,159
	Magma Energy Corp.	62,000	98,417
	Opti Canada, Inc. (a)	41,300	60,191
	Taseko Mines Ltd. (a)	15,500	32,085
	Western Canadian Coal Corp. (a)	92,800	238,622
			5,051,250
Cayman Islands - 0.9%	Ming Fai International Holdings Ltd.	2,575,200	388,170
	Parkson Retail Group Ltd.	384,100	639,535
	Wasion Group Holdings Ltd.	112,700	108,462
			1,136,167
China - 1.8%	Duoyuan Global Water, Inc. (a)(b)	14,100	422,295
	Mindray Medical International Ltd. (b)(c)	25,400	754,888
	Shenzhen Expressway Co. Ltd.	1,144,200	579,448
	WuXi PharmaTech Cayman, Inc. (a)(b)	41,900	448,330
			2,204,961
Denmark - 1.2%	TrygVesta A/S	13,975	941,177
	Vestas Wind Systems A/S (a)	6,650	468,079
			1,409,256
Finland - 0.6%	Ramirent Oyj	87,050	701,682
France - 2.9%	Bonduelle SA	13,500	1,142,696
	Compagnie Generale de Geophysique SA (a)	10,300	208,926
	Eurofins Scientific SA	7,000	396,392
	Scor SE	47,825	1,148,771
	UBISOFT Entertainment (a)	37,400	638,736
			3,535,521
Germany - 3.9%	Deutsche Euroshop AG	21,000	637,719
	GEA Group AG	27,550	450,404
	Gerresheimer AG	26,500	591,936
1

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	K+S AG	4,900	$ 274,327
	Paion AG (a)	62,350	89,519
	Rheinmetall AG	23,150	1,125,300
	Salzgitter AG	3,400	343,508
	Symrise AG	57,200	919,131
	Vossloh AG	3,200	370,868
			4,802,712
Hong Kong - 1.5%	Clear Media Ltd. (a)	507,000	243,890
	Franshion Properties China Ltd.	1,076,000	375,549
	Li Ning Co. Ltd.	252,200	832,626
	Melco International Development Ltd.	120,000	77,668
	Shanghai Industrial Holdings Ltd.	62,500	337,830
			1,867,563
India - 1.4%	Container Corp. of India	21,200	487,518
	PTC India Ltd.	95,900	182,233
	Steel Authority of India	100,600	368,262
	United Phosphorus Ltd.	177,700	635,001
			1,673,014
Indonesia - 0.6%	Perusahaan Gas Negara Tbk PT	2,085,200	735,353
Ireland - 1.2%	C&C Group Plc	83,900	242,547
	Ryanair Holdings Plc (a)(b)	44,600	1,262,626
			1,505,173
Israel - 1.7%	Frutarom	61,900	481,944
	NICE Systems Ltd. (a)(b)	36,000	985,680
	Strauss-Elite Ltd.	47,900	577,998
			2,045,622
Italy - 1.3%	Credito Emiliano SpA (a)	64,492	345,955
	DiaSorin SpA	23,300	650,793
	Iride SpA	190,400	351,800
	Milano Assicurazioni SpA	71,500	243,837
			1,592,385
Japan - 6.8%	Aioi Insurance Co., Ltd.	112,950	535,251
	Asics Corp.	58,150	547,210
	Don Quijote Co., Ltd.	25,700	534,613
	Fukuoka Financial Group, Inc.	205,500	899,400
	Hisaka Works Ltd.	42,900	460,347
	Jupiter Telecommunications Co., Ltd.	610	512,003
	Koito Manufacturing Co., Ltd.	46,700	681,296
	Komori Corp.	31,500	341,914
	Makita Corp.	6,900	169,980
	NGK Insulators Ltd.	29,100	655,169
	Nippon Building Fund, Inc.	54	483,962
	Osaka Securities Exchange Co., Ltd.	191	853,947
	PanaHome Corp.	51,800	302,542
	Santen Pharmaceutical Co., Ltd.	4,000	123,251
	Suruga Bank Ltd.	28,700	303,299
2

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Tokyu Land Corp.	132,100	$ 529,694
	Toyo Suisan Kaisha, Ltd.	15,000	373,821
			8,307,699
Malaysia - 0.4%	AirAsia Bhd (a)	1,203,350	512,311
Mexico - 0.5%	Embotelladoras Arca SA de CV	264,950	654,903
Norway - 1.2%	Golden Ocean Group Ltd.	261,500	296,705
	Prosafe Production Public Ltd. (a)	39,300	73,838
	TGS Nopec Geophysical Co. ASA (a)	23,400	265,671
	Tandberg ASA	37,100	788,374
			1,424,588
Philippines - 0.5%	Bank of the Philippine Islands	692,752	653,282
Singapore - 1.6%	CapitaMall Trust	329,800	361,412
	Cityspring Infrastructure Trust	1,053,300	541,444
	Olam International Ltd.	188,400	332,041
	UOL Group Ltd.	127,500	309,479
	Yanlord Land Group Ltd.	213,300	396,857
			1,941,233
South Africa - 0.1%	Massmart Holdings Ltd.	18,350	179,032
South Korea - 0.3%	LG Household & Health Care Ltd.	2,200	395,193
Spain - 1.0%	Bolsas y Mercados Espanoles	5,800	187,690
	Laboratorios Farmaceuticos Rovi SA	102,100	1,004,276
			1,191,966
Sweden - 1.1%	Axfood AB	10,400	256,134
	Millicom International Cellular SA (a)(b)	2,550	191,337
	Swedish Match AB	44,600	850,224
			1,297,695
Switzerland - 0.7%	Addex Pharmaceuticals Ltd. (a)	2,800	78,080
	Basilea Pharmaceutica Ltd. (a)	2,100	187,204
	Foster Wheeler AG (a)	13,150	303,765
	Rieter Holding AG	1,531	286,241
			855,290
Thailand - 0.4%	Mermaid Maritime PCL (a)	879,100	467,339
United Kingdom - 8.8%	Amlin Plc	195,434	1,085,339
	Antofagasta Plc	24,200	306,178
	BTG Plc (a)	52,800	158,336
	Britvic Plc	185,300	1,055,315
	Cairn Energy Plc (a)	9,300	371,873
	Central African Mining & Exploration Co. Plc (a)	178,000	43,143
	Charter International Plc	62,200	582,443
	Dana Petroleum Plc (a)	23,000	526,183
	Dragon Oil Plc (a)	63,900	358,853
	EasyJet Plc (a)	104,850	529,404
	Game Group Plc	98,250	241,142
	Group 4 Securicor Plc	222,600	794,216
	Halfords Group Plc	119,450	695,241
	Hikma Pharmaceuticals Plc	112,800	820,281
3

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Intertek Group Plc	35,100	$ 609,198
	Kesa Electricals Plc	404,900	881,810
	Prostrakan Group Plc (a)	115,300	206,782
	QinetiQ Plc	322,200	726,942
	Rexam Plc	119,600	470,542
	Rightmove Plc	45,000	313,885
			10,777,106
United States - 45.6%	Advanced Energy Industries, Inc. (a)	29,400	353,682
	Alexion Pharmaceuticals, Inc. (a)	16,600	731,230
	Alliant Energy Corp.	6,800	177,888
	American Superconductor Corp. (a)	3,800	122,246
	Arch Capital Group Ltd. (a)	9,700	603,243
	Autoliv, Inc.	11,800	422,558
	BJ's Restaurants, Inc. (a)	26,850	431,748
	BMC Software, Inc. (a)	15,700	534,271
	BancorpSouth, Inc.	21,400	481,500
	Bank of Hawaii Corp.	17,700	679,149
	BioMarin Pharmaceuticals, Inc. (a)	17,700	290,457
	Blackboard, Inc. (a)	28,700	974,939
	BorgWarner, Inc.	10,875	360,941
	Brooks Automation, Inc. (a)	92,000	545,560
	Burger King Holdings, Inc.	14,050	239,131
	Cadence Design Systems, Inc. (a)	76,050	448,695
	CardioNet, Inc. (a)	29,800	211,580
	Celanese Corp. Series A	27,800	714,460
	Ciena Corp. (a)	54,700	610,452
	Citrix Systems, Inc. (a)	27,300	971,880
	Commercial Vehicle Group, Inc. (a)	56,800	114,168
	ComScore, Inc. (a)	27,250	414,745
	Conceptus, Inc. (a)	15,700	263,603
	Core Laboratories NV	2,600	223,496
	Covanta Holding Corp. (a)	39,750	671,378
	Cullen/Frost Bankers, Inc.	28,000	1,344,840
	DSP Group, Inc. (a)	110,200	959,842
	Delta Air Lines, Inc. (a)	45,500	315,315
	Digital River, Inc. (a)	17,600	622,160
	Douglas Emmett, Inc.	31,300	318,008
	Dresser-Rand Group, Inc. (a)	12,000	349,320
	Drew Industries, Inc. (a)	28,800	552,672
	Electronics for Imaging, Inc. (a)	33,350	380,190
	EnergySolutions, Inc.	62,600	538,986
	FTI Consulting, Inc. (a)	15,550	846,387
	Fidelity National Title Group, Inc. Class A	59,100	848,085
	Fifth Third Bancorp	48,700	462,650
	First Financial Bankshares, Inc.	5,200	273,884
	Guess?, Inc.	29,550	859,019
4

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Harbin Electric, Inc. (a)	15,200	$ 240,464
	IDEX Corp.	32,900	897,512
	IHS, Inc. Class A (a)	2,650	132,341
	IPC The Hospitalist Co., Inc. (a)	32,200	896,770
	ITC Holdings Corp.	11,600	553,320
	Informatica Corp. (a)	38,900	715,371
	Integrated Device Technology, Inc. (a)	95,950	649,582
	Intersil Corp. Class A	79,400	1,140,978
	j2 Global Communications, Inc. (a)	45,300	1,086,747
	K-Swiss, Inc. Class A	19,100	207,044
	Kinetic Concepts, Inc. (a)	14,100	445,842
	LKQ Corp. (a)	50,100	898,794
	Landstar System, Inc.	15,600	572,208
	Linear Technology Corp.	24,300	652,941
	LogMeIn, Inc. (a)	900	17,559
	The Macerich Co.	11,600	228,172
	Marvel Entertainment, Inc. (a)	14,600	577,576
	Maxim Integrated Products, Inc.	54,800	971,056
	Melco Crown Entertainment Ltd. (a)(b)	113,350	630,226
	Mentor Graphics Corp. (a)	71,100	493,434
	Merit Medical Systems, Inc. (a)	87,100	1,593,059
	Monolithic Power Systems, Inc. (a)	20,500	454,895
	MoSys, Inc. (a)	67,150	108,783
	National Instruments Corp.	5,800	146,276
	Nektar Therapeutics (a)	47,800	338,424
	Nordson Corp.	11,400	511,860
	Northeast Utilities Inc.	7,800	179,478
	ON Semiconductor Corp. (a)	111,100	811,030
	Owens-Illinois, Inc. (a)	10,200	346,188
	PMC-Sierra, Inc. (a)	105,300	963,495
	Packaging Corp. of America	40,500	796,635
	People's United Financial, Inc.	43,300	703,625
	PetroHawk Energy Corp. (a)	51,100	1,240,708
	Phase Forward, Inc. (a)	3,600	51,120
	Phillips-Van Heusen Corp.	33,200	1,174,616
	Polycom, Inc. (a)	39,750	944,063
	Priceline.com, Inc. (a)	2,025	262,481
	Pride International, Inc. (a)	30,300	759,621
	ProAssurance Corp. (a)	6,200	314,836
	Regency Centers Corp.	8,500	272,680
	Regis Corp.	33,250	454,195
	RenaissanceRe Holdings Ltd.	7,600	381,900
	Sepracor, Inc. (a)	17,800	308,830
	Silgan Holdings, Inc.	15,200	763,952
	St. Mary Land & Exploration Co.	20,500	489,335
	Steel Dynamics, Inc.	31,000	507,160
5

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Support.com Inc. (a)	240,250	$ 591,015
	Sybase, Inc. (a)	27,850	997,030
	TECO Energy, Inc.	24,000	323,760
	Tanger Factory Outlet Centers, Inc.	30,050	1,067,977
	Terex Corp. (a)	5,750	87,285
	Timken Co.	33,500	682,730
	Urban Outfitters, Inc. (a)	45,600	1,096,224
	Ventas, Inc.	22,600	797,780
	Vishay Intertechnology, Inc. (a)	74,800	531,828
	Volcano Corp. (a)	14,800	224,812
	The Warnaco Group, Inc. (a)	2,700	98,091
	Watsco, Inc.	5,800	304,268
	Winnebago Industries, Inc.	35,850	377,142
	Zoran Corp. (a)	121,150	1,395,648
			55,727,130
	Total Long-Term Investments
	(Cost - $105,474,362) - 96.4%		117,822,561
	Rights
United Kingdom - 0.1%	Rexam Plc (expires 8/15/09)	43,490	62,477
	Total Rights - 0.1%		62,477
	Short-Term Securities
	BlackRock Liquidity Funds, TempFund, 0.29% (d)(e)	3,323,584	3,323,584
		Beneficial
		Interest
		(000)
	BlackRock Liquidity Series, LLC
	Money Market Series, 0.44% (d)(e)(f)	$ 775	775,000
	Total Short-Term Securities
	(Cost - $4,098,584) - 3.3%		4,098,584
	Total Investments
	(Cost - $109,572,946*) - 99.8%		121,983,622
	Other Assets Less Liabilities - 0.2%		233,667
	Net Assets - 100.0%	$ 122,217,289
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 113,432,232
Gross unrealized appreciation	$ 19,668,068
Gross unrealized depreciation	(11,116,678)
Net unrealized appreciation	$ 8,551,390
(a) Non-income producing security.
(b) Depositary receipts.
(c) Security, or a portion of security, is on loan.
6

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)
	(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section
	2(a)(3) of the Investment Company Act of 1940, were as follows:
			Net
	Affiliate		Activity	Income
	BlackRock Liquidity Funds, TempFund		3,323,584	$ 8,163
	BlackRock Liquidity Series, LLC
	Money Market Series		$ (798,500)	$ 1,791
	(e) Represents the current yield as of report date.
	(f) Security was purchased with the cash proceeds from securities loans.
	• Foreign currency exchange contracts as of July 31, 2009 were as follows:
					Unrealized
				Settlement	Appreciation
Currency Purchased		Currency Sold	Counterparty	Date	(Depreciation)
USD	10,478 CHF	11,370	State Street Bank & Trust Co.	8/03/09	$ (162)
USD	215,657 DKK	1,142,495	State Street Bank & Trust Co.	8/03/09	(2,997)
EUR	20,818 USD	29,191	State Street Bank & Trust Co.	8/03/09	482
USD	495,445 EUR	352,615	State Street Bank & Trust Co.	8/03/09	(7,140)
USD	376,433 GBP	229,539	State Street Bank & Trust Co.	8/03/09	(6,995)
USD	36,451 HKD	282,505	State Street Bank & Trust Co.	8/03/09	(1)
USD	80,342 IDR	795,786,038	State Street Bank & Trust Co.	8/03/09	162
USD	26,461 ILS	100,895	State Street Bank & Trust Co.	8/03/09	(267)
USD	190,394 JPY	18,081,750	State Street Bank & Trust Co.	8/03/09	(697)
JPY	5,029,317 USD	52,957	State Street Bank & Trust Co.	8/03/09	194
USD	56,619 NOK	354,780	State Street Bank & Trust Co.	8/03/09	(1,258)
USD	18,223 SEK	136,365	State Street Bank & Trust Co.	8/03/09	(674)
SGD	91,429 USD	63,255	State Street Bank & Trust Co.	8/03/09	274
USD	35,404 SGD	51,174	State Street Bank & Trust Co.	8/03/09	(153)
USD	63,072 AUD	77,042	State Street Bank & Trust Co.	8/04/09	(1,344)
AUD	300,615 USD	246,105	State Street Bank & Trust Co.	8/04/09	5,244
EUR	76,355 USD	107,526	State Street Bank & Trust Co.	8/04/09	1,304
USD	13,365 EUR	9,509	State Street Bank & Trust Co.	8/04/09	(188)
GBP	13,101 USD	21,603	State Street Bank & Trust Co.	8/04/09	281
USD	42,969 GBP	26,059	State Street Bank & Trust Co.	8/04/09	(560)
USD	105,418 HKD	817,023	State Street Bank & Trust Co.	8/04/09	(4)
USD	35,036 INR	1,665,608	State Street Bank & Trust Co.	8/04/09	300
USD	34,951 JPY	3,343,750	State Street Bank & Trust Co.	8/04/09	(382)
AUD	72,649 USD	60,124	State Street Bank & Trust Co.	8/05/09	615
USD	81,600 EUR	57,586	State Street Bank & Trust Co.	8/05/09	(478)
EUR	5,633 USD	8,034	State Street Bank & Trust Co.	8/05/09	(5)
GBP	35,346 USD	58,859	State Street Bank & Trust Co.	8/05/09	183
USD	26,189 GBP	15,673	State Street Bank & Trust Co.	8/05/09	8
USD	14,370 JPY	1,368,730	State Street Bank & Trust Co.	8/05/09	(95)
USD	44,985 NOK	277,158	State Street Bank & Trust Co.	8/05/09	(227)
USD	30,382 ZAR	240,181	State Street Bank & Trust Co.	8/05/09	(538)
USD	28,332 ZAR	222,075	State Street Bank & Trust Co.	8/06/09	(252)
Total					$ (15,370)
7

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)
• Currency Abbreviations:
AUD Australian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
NOK Norwegian Krone
SEK Swedish Krona
SGD Singapore Dollar
USD US Dollar
ZAR South African Rand
8

Global SmallCap Portfolio of Managed Account Series

Schedule of Investments July 31, 2009 (Unaudited)
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the
Portfolio's investments:

Valuation	Investments in
Inputs	Securities
	Assets
Level 1
Long-Term Investments:
Common Stock:
Bermuda	$ 2,105,183
Brazil	475,862
Canada	4,952,833
China	1,625,513
Ireland	1,262,626
Israel	985,680
Mexico	654,903
Switzerland	303,765
United Kingdom	62,477
United States	55,727,130
Short-Term Securities	3,323,584
Total Level 1	71,479,556
Level 2
Long-Term Investments:
Common Stock:
Australia	$ 1,497,465
Austria	322,778
Bermuda	775,847
		9

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)
Valuation	Investments in
Inputs	Securities
	Assets
Cayman Islands	$ 1,136,167
China	579,448
Denmark	1,409,256
Finland	701,682
France	3,535,521
Germany	4,802,712
Hong Kong	1,867,563
India	1,673,014
Indonesia	735,353
Ireland	242,547
Israel	1,059,942
Italy	1,592,385
Japan	8,307,699
Malaysia	512,311
Norway	1,424,588
Philippines	653,282
Singapore	1,941,233
South Africa	179,032
South Korea	395,193
Spain	1,191,966
Sweden	1,297,695
Switzerland	551,525
Thailand	467,339
United Kingdom	10,777,106
Short-Term Securities	775,000
Total Level 2	50,405,649
Level 3
Canada	98,417
Total	$ 121,983,622
Valuation	Other Financial
Inputs	Instruments[1]
	Assets	Liabilities
Level 1	-	-
Level 2	$ 9,047 $	(24,417)
Level 3	-	-
Total	$ 9,047 $	(24,417)
[1] Other financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.
	10

Global SmallCap Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
Investments in
Securities
Balance, as of April 30, 2009	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	$ 18,390
Net purchases (sales)	-
Net transfers in/out of Level 3	80,027
Balance, as of July 31, 2009	$ 98,417
11

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Airlines - 0.4%	Continental Airlines, Inc. Series 2003-RJ, 7.88%, 1/02/20	USD	138	$ 85,966
	United Air Lines, Inc., 12.75%, 7/15/12		300	283,500
				369,466
Auto Components - 2.0%	Allison Transmission, Inc., 11.00%, 11/01/15 (a)		608	553,280
	The Goodyear Tire & Rubber Co., 5.01%, 12/01/09 (b)		315	313,819
	The Goodyear Tire & Rubber Co., 7.86%, 8/15/11		255	253,725
	The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		444	449,550
	Lear Corp., 8.75%, 12/01/16 (c)(d)		75	33,563
	Tenneco, Inc., 8.13%, 11/15/15		70	63,525
				1,667,462
Automobiles - 0.5%	Ford Capital BV, 9.50%, 6/01/10		455	445,900
Building Products - 0.3%	Ply Gem Industries, Inc., 11.75%, 6/15/13		385	290,675
Capital Markets - 0.4%	E*Trade Financial Corp., 12.50%, 11/30/17		321	315,382
Chemicals - 1.8%	American Pacific Corp., 9.00%, 2/01/15		180	161,100
	CII Carbon LLC, 11.13%, 11/15/15 (a)		200	160,000
	Innophos, Inc., 8.88%, 8/15/14		80	76,000
	MacDermid, Inc., 9.50%, 4/15/17 (a)		260	200,200
	Nalco Co., 8.25%, 5/15/17 (a)		210	218,400
	Rockwood Specialties Group, Inc., 7.63%, 11/15/14	EUR	375	515,778
	Terra Capital, Inc. Series B, 7.00%, 2/01/17	USD	205	191,675
				1,523,153
Commercial Banks - 0.1%	Glitnir Banki HF, 4.15%, 4/20/10 (a)(b)(c)(d)	USD	65	13,000
	Glitnir Banki HF, 6.38%, 9/25/12 (a)(c)(d)		100	20,000
	Glitnir Banki HF Series EMTN, 3.00%, 6/30/10 (c)(d)	EUR	20	5,986
	Glitnir Banki HF Series GMTN, 4.38%, 2/05/10 (c)(d)		50	14,966
				53,952
Commercial Services &	ARAMARK Corp., 3.98%, 2/01/15 (b)	USD	300	261,000
Supplies - 2.6%	Altegrity, Inc., 10.50%, 11/01/15 (a)		200	170,000
	Corrections Corp. of America, 6.75%, 1/31/14		300	294,750
	DI Finance Series B, 9.50%, 2/15/13		50	50,125
	Mobile Services Group, Inc., 9.75%, 8/01/14		300	291,750
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (a)		300	315,750
	Scientific Games International, Inc., 9.25%, 6/15/19 (a)		240	248,400
	West Corp., 11.00%, 10/15/16		625	576,563
				2,208,338
Construction &	Dycom Industries, Inc., 8.13%, 10/15/15		300	247,500
Engineering - 0.3%
Construction Materials -	Nortek, Inc., 10.00%, 12/01/13		490	432,425
0.5%	Texas Industries, Inc., 7.25%, 7/15/13		35	32,200
				464,625
Containers & Packaging -	Berry Plastics Corp., 5.26%, 2/15/15 (b)		265	238,500
4.6%	Berry Plastics Holding Corp., 4.50%, 9/15/14 (b)		225	157,500
	Berry Plastics Holding Corp., 8.88%, 9/15/14		35	30,625
	Cascades, Inc., 7.25%, 2/15/13		650	593,125
1

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Crown Americas LLC, 7.63%, 5/15/17 (a)	USD	435	$ 442,612
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	2	2,794
	Graphic Packaging International, Inc., 8.50%, 8/15/11	USD	33	33,082
	Graphic Packaging International, Inc., 9.50%, 8/15/13		85	84,681
	Graphic Packaging International, Inc., 9.50%, 6/15/17 (a)		380	378,100
	Greif, Inc., 7.75%, 8/01/19 (a)		105	104,212
	Impress Holdings BV, 3.63%, 9/15/13 (a)(b)		200	178,000
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		100	102,250
	Owens Brockway Glass Container, Inc., 6.75%, 12/01/14	EUR	280	375,137
	Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16 (a)	USD	230	227,700
	Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (a)		200	63,000
	Pregis Corp., 12.38%, 10/15/13		260	210,600
	Rock-Tenn Co., 5.63%, 3/15/13		190	177,175
	Sealed Air Corp., 7.88%, 6/15/17 (a)		285	300,977
	Solo Cup Co., 10.50%, 11/01/13 (a)		155	163,138
				3,863,208
Distributors - 0.5%	American Tire Distributors, Inc., 6.85%, 4/01/12 (b)		605	459,800
Diversified Financial	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		290	303,775
Services - 7.4%	Bank of America Corp., 5.65%, 5/01/18		300	286,144
	CIT Group, Inc., 0.76%, 3/12/10		55	32,175
	CIT Group, Inc., 4.75%, 12/15/10		180	101,119
	CIT Group, Inc., 5.00%, 2/01/15		445	238,152
	FCE Bank Plc, 7.13%, 1/16/12	EUR	1,000	1,275,637
	FCE Bank Plc, 7.13%, 1/15/13		350	436,496
	FCE Bank Plc Series JD, 2.12%, 9/30/09 (b)		115	162,270
	Ford Motor Credit Co. LLC, 2.08%, 1/15/10 (b)	USD	400	392,000
	Ford Motor Credit Co. LLC, 5.70%, 1/15/10		80	78,775
	Ford Motor Credit Co. LLC, 3.26%, 1/13/12 (b)		195	165,750
	GMAC LLC, 6.88%, 8/28/12 (a)		60	54,300
	GMAC LLC, 2.87%, 12/01/14 (a)(b)		875	638,750
	GMAC LLC, 6.75%, 12/01/14 (a)		650	559,000
	GMAC LLC, 8.00%, 11/01/31 (a)		910	696,150
	Leucadia National Corp., 8.13%, 9/15/15		475	457,187
	Leucadia National Corp., 7.13%, 3/15/17		180	159,300
	Southern Star Central Corp., 6.75%, 3/01/16 (a)		180	168,300
				6,205,280
Diversified	Broadview Networks Holdings, Inc., 11.38%, 9/01/12		495	405,900
Telecommunication	Cincinnati Bell, Inc., 7.25%, 7/15/13		640	621,600
Services - 5.7%	Citizens Communications Co., 6.25%, 1/15/13		25	24,062
	Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (a)		350	355,250
	Qwest Communications International, Inc., 3.50%, 11/15/25 (e)		200	198,750
	Qwest Communications International, Inc. Series B, 7.50%, 2/15/14		1,045	1,021,488
	Qwest Corp., 7.50%, 10/01/14		625	623,438
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (a)		750	795,000
2

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Windstream Corp., 8.13%, 8/01/13	USD	280	$ 282,800
	Windstream Corp., 8.63%, 8/01/16		510	517,650
				4,845,938
Electric Utilities - 1.3%	Edison Mission Energy, 7.20%, 5/15/19		45	34,087
	Elwood Energy LLC, 8.16%, 7/05/26		117	100,706
	IPALCO Enterprises, Inc., 8.63%, 11/14/11		150	154,125
	IPALCO Enterprises, Inc., 7.25%, 4/01/16 (a)		150	147,375
	NSG Holdings LLC, 7.75%, 12/15/25 (a)		605	514,250
	Tenaska Alabama Partners LP, 7.00%, 6/30/21 (a)		130	111,974
				1,062,517
Electronic Equipment,	Jabil Circuit, Inc., 7.75%, 7/15/16		120	115,372
Instruments &	Sanmina-SCI Corp., 8.13%, 3/01/16		370	327,450
Components - 0.5%				442,822
Energy Equipment &	Cie Generale de Geophysique-Veritas, 9.50%, 5/15/16 (a)		160	166,400
Services - 0.9%	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		350	335,125
	North American Energy Partners, Inc., 8.75%, 12/01/11		95	85,025
	Transocean, Inc. Series A, 1.63%, 12/15/37 (e)		160	154,800
				741,350
Food & Staples	AmeriQual Group LLC, 9.50%, 4/01/12 (a)		125	75,000
Retailing - 0.2%	Duane Reade, Inc., 11.75% due 8/01/15 (a)		70	68,192
				143,192
Food Products - 0.4%	Smithfield Foods, Inc., 10.00%, 7/15/14 (a)		200	208,500
	Tyson Foods, Inc., 10.50%, 3/01/14 (a)		95	105,450
				313,950
Health Care Equipment	Biomet, Inc., 10.00%, 10/15/17		130	140,725
& Supplies - 2.1%	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15		195	123,825
	DJO Finance LLC, 10.88%, 11/15/14		870	822,150
	Hologic, Inc., 2.00%, 12/15/37 (e)		855	656,213
				1,742,913
Health Care Providers &	Community Health Systems, Inc. Series WI, 8.88%, 7/15/15		245	252,350
Services - 1.4%	Tenet Healthcare Corp., 9.00%, 5/01/15 (a)		612	645,660
	Tenet Healthcare Corp., 10.00%, 5/01/18 (a)		252	278,460
				1,176,470
Hotels, Restaurants &	American Real Estate Partners LP, 7.13%, 2/15/13		910	844,025
Leisure - 3.0%	Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 (c)(d)		130	3,900
	Gaylord Entertainment Co., 8.00%, 11/15/13		360	324,000
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(c)(d)		205	30,750
	Harrah's Operating Co., Inc., 10.00%, 12/15/15 (a)		50	36,500
	Harrah's Operating Co., Inc., 10.00%, 12/15/18 (a)		224	156,800
	Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)		390	165,750
	MGM Mirage, 11.13%, 11/15/17 (a)		360	396,000
	Mashantucket Western Pequot Tribe Series A, 8.50%, 11/15/15 (a)		20	9,800
	Peninsula Gaming LLC, 8.38%, 8/15/15 (a)		90	90,000
	Pinnacle Entertainment, Inc., 8.63%, 8/01/17 (a)		100	100,000
	Scientific Games Corp., 0.75%, 12/01/24 (e)		140	140,700
3

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Shingle Springs Tribal Gaming Authority, 9.38%, 6/15/15 (a)	USD	10	$ 6,400
	Snoqualmie Entertainment Authority, 4.68%, 2/01/14 (a)(b)		65	31,200
	Tropicana Entertainment LLC Series WI, 9.63%, 12/15/14 (c)(d)		25	125
	Virgin River Casino Corp., 9.00%, 1/15/12 (c)(d)		485	43,650
	Waterford Gaming LLC, 8.63%, 9/15/14 (a)		245	166,600
				2,546,200
Household Durables -	American Greetings Corp., 7.38%, 6/01/16		115	97,175
1.5%	Ashton Woods USA LLC, 17.95%, 6/30/15 (a)(f)		387	46,488
	Beazer Homes USA, Inc., 8.38%, 4/15/12		285	199,500
	Beazer Homes USA, Inc., 8.13%, 6/15/16		85	47,600
	Centex Corp., 4.55%, 11/01/10		40	39,400
	Jarden Corp., 8.00%, 5/01/16		95	97,375
	KB Home, 6.38%, 8/15/11		65	65,000
	KB Home, 9.10%, 9/15/17		140	141,750
	Stanley-Martin Communities LLC, 9.75%, 8/15/15		700	171,500
	Toll Brothers Finance Corp., 8.91%, 10/15/17		314	332,422
				1,238,210
IT Services - 1.8%	Alliance Data Systems Corp., 1.75%, 8/01/13 (a)(e)		540	456,975
	First Data Corp., 9.88%, 9/24/15		175	147,656
	First Data Corp., 11.25%, 3/31/16 (a)		830	593,450
	SunGard Data Systems, Inc., 10.63%, 5/15/15 (a)		270	288,900
				1,486,981
Independent Power	The AES Corp., 8.75%, 5/15/13 (a)		200	204,000
Producers & Energy	AES Eastern Energy LP Series 99-B, 9.67%, 1/02/29		250	210,000
Traders - 4.2%	Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (a)		525	527,625
	Dynegy Holdings, Inc., 8.38%, 5/01/16		180	156,600
	Energy Future Holdings Corp., 11.25%, 11/01/17 (g)		704	507,021
	NRG Energy, Inc., 7.25%, 2/01/14		90	88,425
	NRG Energy, Inc., 7.38%, 2/01/16		1,220	1,180,350
	NRG Energy, Inc., 8.50%, 6/15/19		150	147,563
	Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (g)		834	503,315
				3,524,899
Industrial	Icahn Enterprises LP, 4.00%, 8/15/13 (b)(e)		135	98,550
Conglomerates - 1.1%	Sequa Corp., 11.75%, 12/01/15 (a)		570	340,575
	Sequa Corp., 13.50%, 12/01/15 (a)(g)		994	523,479
				962,604
Insurance - 0.1%	USI Holdings Corp., 4.32%, 11/15/14 (a)(b)		100	70,000
Life Sciences Tools &	Bio-Rad Laboratories, Inc., 7.50%, 8/15/13		250	253,750
Services - 0.6%	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (a)		245	250,512
				504,262
Machinery - 1.3%	Accuride Corp., 8.50%, 2/01/15		285	50,587
	ESCO Corp., 8.63%, 12/15/13 (a)		615	565,800
	RBS Global, Inc., 8.88%, 9/01/16		70	52,500
	Titan International, Inc., 8.00%, 1/15/12		430	395,600
				1,064,487
4

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Marine - 0.2%	Horizon Lines, Inc., 4.25%, 8/15/12 (e)	USD	230	$ 161,000
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		43	36,550
				197,550
Media - 9.3%	Affinion Group, Inc., 10.13%, 10/15/13		335	331,650
	Affinion Group, Inc., 10.13%, 10/15/13 (a)		160	158,400
	CSC Holdings, Inc., 8.50%, 4/15/14 (a)		210	216,300
	Cablevision Systems Corp. Series B, 8.00%, 4/15/12		125	127,187
	Catalina Marketing Corp., 10.50%, 10/01/15 (a)(g)		600	552,000
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (c)(d)		320	342,400
	Charter Communications Holdings II, LLC Series B, 10.25%,
	9/15/10 (c)(d)		305	324,825
	Cox Communications, Inc., 8.38%, 3/01/39 (a)		555	693,500
	DIRECTV Holdings LLC, 8.38%, 3/15/13		230	234,887
	EchoStar DBS Corp., 6.38%, 10/01/11		100	99,250
	EchoStar DBS Corp., 7.00%, 10/01/13		565	557,937
	Harland Clarke Holdings Corp., 5.19%, 5/15/15 (b)		60	38,100
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		70	56,175
	Intelsat Subsidiary Holding Co. Ltd., 8.50%, 1/15/13		170	171,700
	Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15		130	131,300
	Intelstat Corp., 9.25%, 6/15/16		240	242,400
	Liberty Media Corp., 3.13%, 3/30/23 (e)		175	152,906
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		229	64,120
	Mediacom Broadband LLC, 8.50%, 10/15/15		120	114,000
	NTL Cable Plc, 8.75%, 4/15/14		45	45,450
	Nielsen Finance LLC, 11.63%, 2/01/14		260	273,650
	Nielsen Finance LLC, 10.00%, 8/01/14		625	628,125
	Nielsen Finance LLC, 19.88%, 8/01/16 (h)		40	29,100
	ProtoStar I Ltd., 18.00%, 10/15/12 (a)(c)(d)(e)		196	62,762
	Rainbow National Services LLC, 10.38%, 9/01/14 (a)		296	309,320
	Regal Cinemas Corp., 8.63%, 7/15/19 (a)		135	139,050
	Salem Communications Corp., 7.75%, 12/15/10		400	217,000
	TL Acquisitions, Inc., 10.50%, 1/15/15 (a)		1,150	989,000
	Virgin Media, Inc., 6.50%, 11/15/16 (a)(e)		490	425,688
	WMG Acquisition Corp., 9.50%, 6/15/16 (a)		100	106,000
				7,834,182
Metals & Mining - 5.1%	Aleris International, Inc., 9.00%, 12/15/14 (c)(d)		495	1,237
	Aleris International, Inc., 10.00%, 12/15/16 (c)(d)		425	6,375
	Anglo American Capital Plc, 9.38%, 4/08/19 (a)		170	193,800
	Arch Western Finance LLC, 6.75%, 7/01/13		505	489,850
	Drummond Co., Inc., 7.38%, 2/15/16 (a)		390	315,900
	Evraz Group SA, 8.88%, 4/24/13 (a)		280	243,600
	Evraz Group SA, 9.50%, 4/24/18 (a)		180	152,100
	FMG Finance Property Ltd., 10.63%, 9/01/16 (a)		500	516,250
	Foundation PA Coal Co., 7.25%, 8/01/14		200	200,000
5

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Freeport-McMoRan Copper & Gold, Inc., 5.00%, 4/01/15 (b)	USD	70	$ 67,330
	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17		135	143,100
	Novelis, Inc., 7.25%, 2/15/15		275	224,125
	RathGibson, Inc., 11.25%, 2/15/14 (c)(d)		255	90,525
	Ryerson, Inc., 7.86%, 11/01/14 (b)		180	134,100
	Ryerson, Inc., 12.00%, 11/01/15		85	75,650
	Steel Dynamics, Inc., 7.38%, 11/01/12		465	461,513
	Steel Dynamics, Inc., 8.25%, 4/15/16 (a)		50	49,500
	Teck Resources Ltd., 10.25%, 5/15/16 (a)		130	147,225
	Teck Resources Ltd., 10.75%, 5/15/19 (a)		505	587,694
	Vedanta Resources Plc, 9.50%, 7/18/18 (a)		260	237,250
				4,337,124
Multi-Utilities - 0.2%	CMS Energy Corp., 8.75%, 6/15/19		135	141,784
Multiline Retail - 0.7%	Dollar General Corp., 10.63%, 7/15/15		310	345,650
	Macy's Retail Holdings, Inc., 5.88%, 1/15/13		235	227,514
				573,164
Oil, Gas & Consumable	Arch Coal, Inc., 8.75%, 8/01/16 (a)		185	186,850
Fuels - 12.1%	Atlas Energy Operating Co. LLC, 12.13%, 8/01/17		190	199,975
	Atlas Energy Resources LLC, 10.75%, 2/01/18 (a)		330	331,650
	Atlas Pipeline Partners LP, 8.75%, 6/15/18		295	236,000
	Berry Petroleum Co., 8.25%, 11/01/16		175	157,062
	Bill Barrett Corp., 9.875%, 7/15/16		100	104,250
	Chesapeake Energy Corp., 9.50%, 2/15/15		195	206,944
	Chesapeake Energy Corp., 6.38%, 6/15/15		140	130,550
	Chesapeake Energy Corp., 7.25%, 12/15/18		360	338,400
	Chesapeake Energy Corp., 2.25%, 12/15/38 (e)		350	220,938
	Cimarex Energy Co., 7.13%, 5/01/17		420	382,200
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (a)		455	288,925
	Corral Finans AB, 5.51%, 4/15/10 (a)(g)		67	41,480
	Denbury Resources, Inc., 7.50%, 12/15/15		110	108,900
	Denbury Resources, Inc., 9.75%, 3/01/16		330	352,275
	EXCO Resources, Inc., 7.25%, 1/15/11		405	396,900
	El Paso Corp., 8.25%, 2/15/16		280	285,600
	Encore Acquisition Co., 6.00%, 7/15/15		240	208,800
	Forest Oil Corp., 8.50%, 2/15/14 (a)		675	685,125
	Forest Oil Corp., 7.25%, 6/15/19		880	837,100
	Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		335	335,837
	Massey Energy Co., 3.25%, 8/01/15 (e)		635	479,425
	Newfield Exploration Co., 6.63%, 4/15/16		130	125,450
	Newfield Exploration Co., 7.13%, 5/15/18		75	72,937
	OPTI Canada, Inc., 7.88%, 12/15/14		250	163,750
	OPTI Canada, Inc., 8.25%, 12/15/14		520	343,200
	Peabody Energy Corp., 7.38%, 11/01/16		360	361,800
	PetroHawk Energy Corp., 10.50%, 8/01/14 (a)		285	304,950
	PetroHawk Energy Corp., 7.88%, 6/01/15		415	402,550
6

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Range Resources Corp., 6.38%, 3/15/15	USD	160	$ 152,800
	Roseton-Danskammer 2001 Series B, 7.67%, 11/08/16		450	414,000
	Sabine Pass LNG LP, 7.50%, 11/30/16		130	104,812
	SandRidge Energy, Inc., 8.63%, 4/01/15 (g)		25	23,750
	SandRidge Energy, Inc., 8.00%, 6/01/18 (a)		400	364,000
	Southwestern Energy Co., 7.50%, 2/01/18 (a)		200	200,500
	Swift Energy Co., 7.13%, 6/01/17		475	356,250
	Tennessee Gas Pipeline Co., 8.00%, 2/01/16		260	288,600
				10,194,535
Paper & Forest	Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(g)		386	157,092
Products - 3.2%	Boise Cascade LLC, 7.13%, 10/15/14		90	58,050
	Clearwater Paper Corp., 10.63%, 6/15/16 (a)		165	174,075
	Domtar Corp., 5.38%, 12/01/13		80	70,600
	Georgia-Pacific Corp., 8.13%, 5/15/11		180	184,500
	Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		485	501,975
	International Paper Co., 9.38%, 5/15/19		230	269,055
	NewPage Corp., 10.00%, 5/01/12		1,205	536,225
	Norske Skog Canada Ltd., 7.38%, 3/01/14		100	41,000
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (a)		145	134,850
	Verso Paper Holdings LLC Series B, 4.23%, 8/01/14 (b)		355	170,400
	Verso Paper Holdings LLC Series B, 9.13%, 8/01/14		615	332,100
	Verso Paper Holdings LLC Series B, 11.38%, 8/01/16		260	88,400
				2,718,322
Pharmaceuticals - 0.9%	Angiotech Pharmaceuticals, Inc., 4.42%, 12/01/13 (b)		475	377,625
	Catalent Pharma Solutions, Inc., 9.75%, 4/15/17	EUR	80	53,591
	Elan Finance Plc, 8.88%, 12/01/13	USD	75	73,500
	Valeant Pharmaceuticals International, 8.38%, 6/15/16 (a)		235	238,525
				743,241
Professional Services -	FTI Consulting, Inc., 7.75%, 10/01/16		75	74,437
0.1%
Real Estate Investment	HCP, Inc., 5.65%, 12/15/13		300	286,107
Trusts (REITs) - 0.5%	iStar Financial, Inc. Series B, 5.13%, 4/01/11		100	50,000
	Rouse Co. LP, 5.38%, 11/26/13 (c)(d)		120	87,600
				423,707
Real Estate Management	Realogy Corp., 10.50%, 4/15/14		195	88,725
& Development - 0.2%	Realogy Corp., 12.38%, 4/15/15		161	45,080
				133,805
Semiconductors &	Spansion, Inc., 3.79%, 6/01/13 (a)(c)(d)		240	201,600
Semiconductor
Equipment - 0.2%
Software - 0.0%	BMS Holdings, Inc., 8.35%, 2/15/12 (a)(b)(g)		139	2,778
Specialty Retail - 1.6%	Asbury Automotive Group, Inc., 8.00%, 3/15/14		200	174,000
	Asbury Automotive Group, Inc., 7.63%, 3/15/17		90	70,200
	General Nutrition Centers, Inc., 6.40%, 3/15/14 (b)		290	258,100
	General Nutrition Centers, Inc., 10.75%, 3/15/15		350	329,000
7

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (f)	USD	185	$ 133,200
	Michaels Stores, Inc., 10.00%, 11/01/14		160	150,400
	Michaels Stores, Inc., 11.38%, 11/01/16		30	24,300
	United Auto Group, Inc., 7.75%, 12/15/16		295	250,750
				1,389,950
Textiles, Apparel &	Levi Strauss & Co., 8.88%, 4/01/16		625	620,312
Luxury Goods - 0.7%
Thrifts & Mortgage	Residential Capital Corp., 8.38%, 6/30/10		1,055	733,225
Finance - 0.9%
Tobacco - 1.0%	Altria Group, Inc., 10.20%, 2/06/39		275	357,857
	Lorillard Tobacco Co., 8.13%, 6/23/19		140	153,176
	Vector Group Ltd., 11.00%, 8/15/15		350	329,000
				840,033
Wireless	American Tower Corp., 7.13%, 10/15/12		35	35,525
Telecommunication	BCM Ireland Preferred Equity Ltd., 8.28%, 2/15/17 (a)(g)	EUR	224	82,926
Services - 4.9%	Cricket Communications, Inc., 9.38%, 11/01/14		385	390,775
	Cricket Communications, Inc., 10.00%, 7/15/15	USD	535	552,387
	Crown Castle International Corp., 9.00%, 1/15/15		100	105,625
	Digicel Group Ltd., 8.88%, 1/15/15 (a)		465	399,900
	Digicel Group Ltd., 9.13%, 1/15/15 (a)(g)		470	404,200
	FiberTower Corp., 9.00%, 11/15/12 (e)		53	24,265
	FiberTower Corp., 11.00%, 11/15/12 (a)(e)		169	77,648
	iPCS, Inc., 2.61%, 5/01/13 (b)		610	509,350
	Leap Wireless International, Inc., 4.50%, 7/15/14 (e)		70	53,725
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		560	579,600
	MetroPCS Wireless, Inc., 9.25%, 11/01/14 (a)		100	103,500
	Orascom Telecom Finance SCA, 7.88%, 2/08/14 (a)		100	84,750
	Sprint Capital Corp., 7.63%, 1/30/11		630	634,725
	Sprint Capital Corp., 6.88%, 11/15/28		105	79,275
				4,118,176
	Total Corporate Bonds - 89.3%			75,259,461
	Floating Rate Loan Interests
Auto Components - 1.6%	Allison Transmission, Inc. Term Loan, 3.03%, 8/07/14		246	212,132
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15		640	474,853
	Delphi Corp. Initial Tranche Term Loan C, 10.50%, 12/31/09 (c)(d)		1,238	578,048
	Delphi Corp. Subsequent Tranche C Term Loan C, 10.50%, 12/31/09		122	57,185
				1,322,218
Chemicals - 0.8%	PQ Corp. (fka Niagara Acquisition, Inc.) Loan (Second Lien), 6.79%,
	7/30/15		750	300,000
	PQ Corp. (fka Niagara Acquisition, Inc.) Term Loan (First Lien),
	3.54% - 3.75%, 7/31/14		248	191,400
	Solutia Inc. Loan, 7.25%, 2/28/14		224	218,081
				709,481
Diversified Media - 0.1%	Nielsen Co. Term Loan B, 4.03%, 5/01/16		129	120,902
8

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Food & Staples	Rite Aid Corp. Term Loan, 9.50%, 6/04/15	USD	550	$ 561,000
Retailing - 0.7%
Health Care Providers &	HCA Inc. Tranche A-1 Term Loan, 2.35%, 11/17/12		1,086	1,021,438
Services - 1.2%
Hotels, Restaurants &	Travelport LLC (fka Travelport Inc.) Loan, 7.99%, 3/27/12		553	252,471
Leisure - 0.3%
Independent Power	Dynegy Holdings Inc. Term L/C Facility Term Loan, 4.04%, 4/02/13		168	162,102
Producers & Energy	Dynegy Holdings Inc. Tranche B Term Loan, 4.04%, 4/02/13		7	6,613
Traders - 1.4%	NRG Energy, Inc. Credit-Linked Deposit, 0.50%, 2/01/13		33	31,188
	NRG Energy, Inc. Term Loan, 1.79% - 2.10%, 2/01/13		61	58,257
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial
	Tranche B-1 Term Loan, 3.78% - 3.79%, 10/10/14		89	68,291
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial
	Tranche B-2 Term Loan, 3.78% - 3.79%, 10/10/14		246	189,234
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial
	Tranche B-3 Term Loan, 3.78% - 3.79%, 10/10/14		910	698,284
				1,213,969
Machinery - 0.7%	Navistar International Corp. Revolving Credit-Linked Deposit,
	3.37% - 3.54%, 1/19/12		167	154,445
	Navistar International Corp. Term Advance, 3.54%, 1/19/12		458	424,722
				579,167
Media - 0.8%	HMH Publishing Co. Ltd. (fka Education Media) Mezzanine,
	17.50%, 11/14/14		1,632	244,793
	HMH Publishing Co. Ltd. (fka Education Media)
	Tranche A Term Loan, 7.42% - 7.66%, 6/12/14		439	325,497
	Nielsen Finance LLC Dollar Term Loan, 2.28%, 8/09/13		70	65,091
				635,381
Metals & Mining - 0.2%	RathGibson Debtor in Possession Term Loan, 10.75%, 2/10/10		171	171,043
Paper & Forest	Georgia-Pacific LLC Additional Term B Loan,
Products - 0.1%	3.59% - 3.90%, 12/20/12		56	53,971
Specialty Retail - 0.1%	Claire's Stores Term Loan B, 4.186% due 5/29/2014		115	74,272
	Total Floating Rate Loan Interests - 8.0%			6,715,313
	Common Stocks		Shares
Diversified Financial	Citigroup, Inc.		106,692	338,215
Services - 0.4%
Electrical Equipment -	SunPower Corp. Class B (c)		291	7,944
0.0%
Hotels, Restaurants &	Buffets Restaurants Holdings, Inc. (c)		172	2
Leisure - 0.0%
Paper & Forest	Ainsworth Lumber Co. Ltd. (a)(c)		50,148	46,386
Products - 0.1%	Ainsworth Lumber Co. Ltd. (c)		44,685	41,481
				87,867
	Total Common Stocks - 0.5%			434,028
9

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Warrants (j)		(000)	Value
Hotels, Restaurants &	Buffets Restaurants Holdings, Inc. (expires 4/29/14)	USD	76	$ 1
Leisure - 0.0%
	Total Warrants - 0.0%			1
			Beneficial
			Interest
	Other Interests (k)		(000)
Hotels, Restaurants &	Buffets, Inc.		90,000	9
Leisure - 0.0%
	Total Other Interests - 0.0%			9
	Total Long-Term Investments
	(Cost - $91,531,149) - 97.8%			82,408,812
	Short-Term Securities		Shares
	BlackRock Liquidity Funds, TempFund, 0.29% (l)(m)		952,341	952,341
	Total Short-Term Securities
	(Cost - $952,341) - 1.1%			952,341
	Total Investments (Cost - $92,483,490*) - 98.9%			83,361,153
	Other Assets Less Liabilities - 1.1%			938,623
	Net Assets - 100.0%		$ 84,299,776
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 93,071,632
Gross unrealized appreciation	$ 3,991,068
Gross unrealized depreciation	(13,701,547)
Net unrealized depreciation	$ (9,710,479)
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) Non-income producing security.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Convertible security.
(f) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.
(g) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h) Represents a step-down bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.
(i) Amount is less than 1,000.
(j) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(k) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
10

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)
(l) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
				Net
Affiliate				Activity	Income
BlackRock Liquidity Funds, TempFund				324,038	$ 807
(m) Represents the current yield as of report date.
• For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
• Foreign currency exchange contracts as of July 31, 2009 were as follows:
Currency			Currency		Settlement	Unrealized
Purchased			Sold	Counterparty	Date	Depreciation
USD	110,803	CAD	120,000	Citibank NA	8/26/09	$ (600)
USD	2,750,333	EUR	1,973,500	Citibank NA	9/16/09	(62,684)
Total						$ (63,284)
• Currency Abbreviations:
CAD Canadian Dollar
EUR Euro
USD US Dollar
				11

High Income Portfolio of Managed Account Series

Schedule of Investments July 31, 2009 (Unaudited)
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the
Portfolio's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1
Long-Term Investments:
Common Stocks	$ 387,640
Short-Term Securities	952,341
Total Level 1	1,339,981
Level 2
Long-Term Investments:
Corporate Bonds	75,279,614
Floating Rate Loan Interests	3,621,009
Common Stocks	46,388
Warrants	1
Other Interests	9
Total Level 2	78,947,021
Level 3
Long-Term Investments:
Corporate Bonds	212,484
Floating Rate Loan Interests	2,861,667
Total Level 3	3,074,151
Total	$ 83,361,153
12

High Income Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)
	Other Financial
Valuation Inputs	Instruments[1]
	Liabilities
Level 1	-
Level 2	$ (63,284)
Level 3	-
Total	$ (63,284)
[1] Other financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
		Investments in
		Securities
		Floating Rate Loan
	Corporate Bonds	Interests	Total
Balance, as of April 30, 2009	$ 303,037	$ 1,949,507	$ 2,252,544
Realized gain (loss)	103,223	-	103,223
Change in unrealized
appreciation (depreciation)	139,810	573,316	713,126
Net purchases (sales)	11,155	(393,198)	(382,043)
Net transfers in/out of Level 3	(344,741)	732,042	387,301
Balance, as of July 31, 2009	$ 212,484	$ 2,861,667	$ 3,074,151
	13

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Aerospace & Defense - 1.7%	Alliant Techsystems, Inc. (a)	14,000	$ 1,102,080
	Curtiss-Wright Corp.	25,400	838,962
			1,941,042
Airlines - 0.2%	Delta Air Lines, Inc. (a)	36,700	254,331
Capital Markets - 1.0%	Legg Mason, Inc.	40,400	1,136,856
Chemicals - 1.8%	Airgas, Inc.	18,800	838,104
	Cytec Industries, Inc.	25,200	632,520
	FMC Corp.	12,100	588,544
			2,059,168
Commercial Banks - 4.5%	BancorpSouth, Inc.	49,900	1,122,750
	Bank of Hawaii Corp.	15,300	587,061
	Commerce Bancshares, Inc.	1,300	47,658
	Cullen/Frost Bankers, Inc.	28,300	1,359,249
	Fifth Third Bancorp	97,100	922,450
	M&T Bank Corp. (b)	8,100	472,392
	Regions Financial Corp.	77,500	342,550
	Wilmington Trust Corp.	30,900	355,041
			5,209,151
Commercial Services &	Cintas Corp.	44,700	1,125,546
Supplies - 1.5%	Republic Services, Inc. Class A	22,210	590,786
			1,716,332
Communications Equipment - 2.3%	Tellabs, Inc. (a)	462,500	2,682,500
Construction & Engineering - 2.1%	Foster Wheeler AG (a)	35,400	817,740
	Jacobs Engineering Group, Inc. (a)	11,500	471,270
	URS Corp. (a)	22,900	1,158,740
			2,447,750
Consumer Finance - 0.2%	Discover Financial Services, Inc.	24,500	291,060
Containers & Packaging - 1.5%	Bemis Co.	20,300	534,296
	Packaging Corp. of America	24,200	476,014
	Sonoco Products Co.	28,300	749,384
			1,759,694
Diversified Consumer Services - 0.7%	Brink's Home Security Holdings, Inc. (a)	12,500	372,750
	Regis Corp.	31,800	434,388
			807,138
Diversified Telecommunication	Qwest Communications International Inc.	288,700	1,114,382
Services - 1.0%
Electric Utilities - 1.4%	Cleco Corp.	44,000	1,042,360
	NV Energy, Inc.	48,700	560,050
			1,602,410
Electronic Equipment, Instruments &	Anixter International, Inc. (a)	27,900	954,738
Components - 2.1%	Avnet, Inc. (a)	28,300	690,520
	Ingram Micro, Inc. Class A (a)	43,200	726,624
			2,371,882
Energy Equipment & Services - 2.3%	BJ Services Co.	95,800	1,358,444
	Smith International, Inc.	28,700	721,231
	Superior Energy Services, Inc. (a)	33,700	559,083
			2,638,758
1

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Food Products - 0.8%	Dean Foods Co. (a)	18,500	$ 392,015
	The J.M. Smucker Co.	10,800	540,324
			932,339
Gas Utilities - 0.8%	Atmos Energy Corp.	32,200	874,552
Health Care Equipment &	Beckman Coulter, Inc.	15,200	957,448
Supplies - 5.5%	Boston Scientific Corp. (a)	119,500	1,283,430
	Covidien Plc	20,800	786,448
	Inverness Medical Innovations, Inc. (a)	8,500	286,025
	Kinetic Concepts, Inc. (a)	50,500	1,596,810
	Zimmer Holdings, Inc. (a)	28,700	1,337,420
			6,247,581
Health Care Providers &	AmerisourceBergen Corp.	28,900	569,908
Services - 2.6%	Coventry Health Care, Inc. (a)	11,400	262,200
	Henry Schein, Inc. (a)	11,900	611,422
	Mednax, Inc. (a)	10,400	482,040
	Patterson Cos., Inc. (a)	12,400	314,464
	Universal Health Services, Inc. Class B	13,100	728,491
			2,968,525
Health Care Technology - 0.5%	IMS Health, Inc.	47,200	566,400
Hotels, Restaurants & Leisure - 0.6%	Burger King Holdings, Inc.	43,000	731,860
Household Durables - 0.7%	Jarden Corp. (a)	31,500	776,475
Household Products - 1.8%	Church & Dwight Co., Inc.	17,300	1,020,354
	Clorox Co.	16,600	1,012,766
			2,033,120
IT Services - 3.8%	Amdocs Ltd. (a)	39,300	940,056
	Convergys Corp. (a)	266,500	2,854,215
	Perot Systems Corp. Class A (a)	35,400	565,692
			4,359,963
Insurance - 5.0%	Arch Capital Group Ltd. (a)	12,800	796,032
	Axis Capital Holdings Ltd.	20,900	594,814
	Fidelity National Title Group, Inc. Class A	54,800	786,380
	The Hanover Insurance Group, Inc.	12,500	491,375
	MetLife, Inc.	17,500	594,125
	PartnerRe Ltd.	8,400	576,156
	ProAssurance Corp. (a)	6,000	304,680
	Prudential Financial, Inc.	22,800	1,009,356
	W.R. Berkley Corp.	25,100	583,073
			5,735,991
Internet Software & Services - 1.0%	IAC/InterActiveCorp. (a)	60,600	1,115,646
Leisure Equipment & Products - 1.2%	Mattel, Inc.	76,500	1,344,870
Life Sciences Tools & Services - 1.3%	Affymetrix, Inc. (a)	98,600	871,624
	Thermo Fisher Scientific, Inc. (a)	13,300	602,224
			1,473,848
Machinery - 6.3%	AGCO Corp. (a)	40,000	1,258,400
	Dover Corp.	46,500	1,581,465
	Joy Global, Inc.	35,300	1,312,454
2

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
	Parker Hannifin Corp.	25,500	$ 1,129,140
	SPX Corp.	10,800	570,456
	Timken Co.	68,000	1,385,840
			7,237,755
Media - 1.9%	Harte-Hanks, Inc.	201,800	2,183,476
Metals & Mining - 0.2%	Carpenter Technology Corp.	11,700	218,673
Multi-Utilities - 5.1%	Alliant Energy Corp.	42,800	1,119,648
	NiSource, Inc.	62,100	800,469
	OGE Energy Corp.	86,100	2,591,610
	Wisconsin Energy Corp.	30,400	1,306,288
			5,818,015
Multiline Retail - 1.1%	JCPenney Co., Inc.	40,000	1,206,000
Oil, Gas & Consumable Fuels - 4.3%	Cabot Oil & Gas Corp. Class A	29,400	1,032,822
	Frontier Oil Corp.	7,500	104,250
	Newfield Exploration Co. (a)	29,000	1,140,570
	PetroHawk Energy Corp. (a)	9,700	235,516
	Plains Exploration & Production Co. (a)	46,500	1,332,225
	Whiting Petroleum Corp. (a)	24,100	1,107,636
			4,953,019
Personal Products - 0.8%	Alberto-Culver Co.	16,300	417,606
	Mead Johnson Nutrition Co.	13,300	484,253
			901,859
Pharmaceuticals - 2.2%	King Pharmaceuticals, Inc. (a)	67,300	610,411
	Medicis Pharmaceutical Corp. Class A	60,700	1,039,184
	Sepracor, Inc. (a)	50,300	872,705
			2,522,300
Real Estate Investment Trusts	Alexandria Real Estate Equities, Inc. (b)	4,700	179,117
(REITs) - 2.1%	Host Marriott Corp.	88,600	804,488
	The Macerich Co.	20,200	397,334
	Omega Healthcare Investors, Inc.	14,900	248,979
	ProLogis	64,500	566,955
	UDR, Inc.	17,900	187,055
			2,383,928
Real Estate Management &	Jones Lang LaSalle, Inc.	21,300	808,548
Development - 0.7%
Semiconductors & Semiconductor	Intersil Corp. Class A	79,000	1,135,230
Equipment - 2.9%	KLA-Tencor Corp.	35,900	1,144,492
	Microchip Technology, Inc. (b)	38,500	1,036,805
			3,316,527
Software - 4.8%	Activision Blizzard, Inc. (a)	49,900	571,355
	CA, Inc.	46,500	983,010
	Novell, Inc. (a)	440,900	2,019,322
	Synopsys, Inc. (a)	39,900	797,202
	TIBCO Software, Inc. (a)	133,500	1,165,455
			5,536,344
3

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks		Shares	Value
Specialty Retail - 4.4%	Foot Locker, Inc.		51,700	$ 572,836
	The Gap, Inc.		75,500	1,232,160
	Limited Brands, Inc.		98,700	1,277,178
	RadioShack Corp.		72,200	1,119,822
	Urban Outfitters, Inc. (a)		34,600	831,784
				5,033,780
Textiles, Apparel & Luxury	Phillips-Van Heusen Corp.		17,400	615,612
Goods - 1.6%	VF Corp.		18,000	1,164,420
				1,780,032
Thrifts & Mortgage Finance - 0.2%	New York Community Bancorp, Inc.		21,100	230,834
	Total Common Stocks - 88.5%			101,324,714
	Exchange-Traded Funds
	iShares Dow Jones U.S. Real Estate Index Fund		26,700	957,729
	iShares Russell Midcap Growth Index Fund (b)		38,700	1,513,557
	MidCap SPDR Trust Series 1 (b)		17,600	2,007,104
	SPDR Gold Trust (a)		14,700	1,372,245
	Total Exchange-Traded Funds - 5.1%			5,850,635
	Total Long-Term Investments
	(Cost - $96,471,929) - 93.6%			107,175,349
	Short-Term Securities
	BlackRock Liquidity Funds, TempFund,
	0.29% (c)(d)		7,667,724	7,667,724
			Beneficial
			Interest
			(000)
	BlackRock Liquidity Series, LLC
	Money Market Series, 0.44% (c)(d)(e)		$ 2,718	2,718,250
	Total Short-Term Securities
	(Cost - $10,385,974) - 9.1%			10,385,974
	Total Investments (Cost - $106,857,903*) - 102.7%			117,561,323
	Liabilities in Excess of Other Assets - (2.7)%			(3,081,777)
	Net Assets - 100.0%			$ 114,479,546
*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009,
	as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 121,500,741
	Gross unrealized appreciation	$ 14,337,414
	Gross unrealized depreciation	(18,276,832)
	Net unrealized depreciation	$ (3,939,418)
(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
4

Mid Cap Value Opportunities Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)
(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of
	Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Affiliate	Net Activity	Income
	BlackRock Liquidity Funds,
	TempFund	(15,520,975) $	6,518
	BlackRock Liquidity Series, LLC
	Money Market Series	$ (14,100,700) $	9,830
(e)	Security was purchased with the cash proceeds from securities loans.
• For Portfolio compliance purposes, the Portfolio's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
		5

Mid Cap Value Opportunities Portfolio of Managed Account Series

Schedule of Investments July 31, 2009 (Unaudited)
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Portfolio's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1
Long-Term Investments[1]	$ 107,175,349
Short-Term Securities	7,667,724
Total Level 1	114,843,073
Level 2 - Short-Term Securities	2,718,250
Level 3	-
Total	$ 117,561,323
[1] See above Schedule of Investments for values in each industry.
6

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Asset-Backed Securities	(000)	Value
Countrywide Asset Backed Certificates Series 2004-6
Class 2A4, 0.74%, 11/25/34 (a)	$ 147	$ 111,768
Irwin Home Equity Corp. Series 2005-C Class 1A1,
0.55%, 4/25/30 (a)	41	38,449
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1 Class A2A, 0.41%, 4/25/37 (a)	259	217,306
Total Asset-Backed Securities - 0.3%		367,523
U.S. Government Sponsored Agency
Mortgage-Backed Securities
Fannie Mae Guaranteed Pass-Through Certificates
4.00%, 8/20/37 - 8/15/39 (b)	5,900	5,834,875
Fannie Mae Guaranteed Pass-Through Certificates
4.50%, 2/01/39 - 8/15/39 (b)	9,015	9,073,551
Fannie Mae Guaranteed Pass-Through Certificates
5.00%, 1/01/23 - 9/01/35 (b)(c)	25,698	26,468,132
Fannie Mae Guaranteed Pass-Through Certificates
5.50%, 8/15/24 - 8/15/39 (b)	30,521	31,710,899
Fannie Mae Guaranteed Pass-Through Certificates
6.00%, 8/15/24 - 8/15/39 (b)	31,828	33,412,201
Fannie Mae Guaranteed Pass-Through Certificates
6.50%, 8/15/39 (b)	1,600	1,711,000
Freddie Mac Mortgage Participation Certificates
4.50%, 3/01/29 - 8/01/39 (b)	7,129	7,209,082
Freddie Mac Mortgage Participation Certificates
5.00%, 9/01/33 - 7/01/35 (c)	19,726	20,260,790
Freddie Mac Mortgage Participation Certificates
5.50%, 5/01/38 - 9/15/39 (b)	16,699	17,265,313
Freddie Mac Mortgage Participation Certificates
6.00%, 8/15/39 (b)	3,100	3,248,217
Freddie Mac Mortgage Participation Certificates
6.50%, 8/15/39 (b)	1,800	1,919,812
Ginnie Mae MBS Certificates 4.50%,
7/15/39 - 8/15/39 (b)	4,135	4,168,798
Ginnie Mae MBS Certificates 5.00%, 8/15/39 (b)	4,800	4,927,498
Ginnie Mae MBS Certificates 5.50%,
8/15/39 - 8/21/39 (b)	5,000	5,153,500
Ginnie Mae MBS Certificates 6.00%,
8/15/39 - 9/15/39 (b)	16,900	17,732,976
Total U.S. Government Sponsored Agency
Mortgage-Backed Securities - 168.0%		190,096,644
U.S. Government Sponsored Agency Mortgage-
Backed Securities - Collateralized Mortgage
Obligations
Freddie Mac Multiclass Certificates Series 2411 Class FJ,
0.62%, 12/15/29 (a)	30	29,202
1

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
		(000)	Value
	Total U.S. Government Sponsored Agency
	Mortgage - Backed Securities - Collateralized
	Mortgage Obligations - 0.0%	$ 29,202
	U.S. Government Sponsored Interest Only
	Ginnie Mae Trust Series 2009-26 Class SC,
	5.95%, 1/16/38 (a)	$ 1,826	151,296
	Total U.S. Government Sponsored
	Interest Only - 0.2%		151,296
	Non-U.S. Government Sponsored Interest Only
	Banc of America Alternative Loan Trust Series 2005-3
	Class 1CB2, 4.56%, 4/25/35 (a)	2,235	190,644
	Countrywide Alternative Loan Trust Series 2005-9CB
	Class 1A4, 4.53%, 5/25/35 (a)	879	78,259
	Total Non-U.S. Government Sponsored Agency
	Interest Only - 0.2%		268,903
	Non-U.S. Government Sponsored Agency Mortgage-
	Backed Securities
Collateralized Mortgage	Bank of America Mortgage Securities Inc.
Obligations - 15.3%	Series 2003-10 Class 1A6, 0.74%, 1/25/34 (a)	178	165,761
	Bank of America Mortgage Securities Inc. Series 2003-3
	Class 2A1, 0.84%, 5/25/18 (a)	163	152,860
	Countrywide Alternative Loan Trust Series 2004-12CB
	Class 1A1, 5.00%, 7/25/19	475	450,362
	CS First Boston Mortgage Securities Corp. Series 2004-1
	Class 4A1, 5.00%, 2/25/19	502	445,800
	Countrywide Alternative Loan Trust Series 2004-24CB
	Class 2A1, 5.00%, 11/25/19	510	478,258
	Countrywide Alternative Loan Trust Series 2004-28CB
	Class 1A1, 5.50%, 1/25/35	622	475,030
	Countrywide Alternative Loan Trust Series 2004-J8
	Class 4A1, 6.00%, 2/25/17	253	248,052
	Countrywide Alternative Loan Trust Series 2005-3CB
	Class 1A4, 5.25%, 3/25/35	219	164,995
	Countrywide Alternative Loan Trust Series 2005-21B
	Class A17, 6.00%, 6/25/35	805	602,443
	Countrywide Alternative Loan Trust Series 2005-23CB
	Class A15, 5.50%, 7/25/35	954	765,996
	Countrywide Alternative Loan Trust Series 2005-86
	Class A8, 5.50%, 2/25/36	834	630,613
	Countrywide Alternative Loan Trust Series 2006-19CB
	Class A15, 6.00%, 8/25/36	1,078	804,453
	Countrywide Alternative Loan Trust Series 2006-41CB
	Class 1A3, 6.00%, 1/25/37	623	453,449
	Countrywide Alternative Loan Trust Series 2007-2CB Class
	1A15, 5.75%, 3/25/37	864	588,072
	Countrywide Alternative Loan Trust Series 2008-2R
2

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Non-U.S. Government Sponsored Agency Mortgage-	Par
Backed Securities	(000)	Value
Class 2A1, 6.00%, 8/25/37	$ 703	$ 532,814
Countrywide Alternative Loan Trust Series 2008-2R
Class 3A1, 6.00%, 8/25/37	940	609,044
Countrywide Alternative Loan Trust Series 2008-2R
Class 4A1, 6.25%, 8/25/37	1,589	936,328
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-HYB1 Class 2A, 4.91%, 5/20/34 (a)	571	414,365
Deutsche Alt-A Securities, Inc. Alternate Loan Trust
Series 2005-1 Class 1A1, 0.79%, 2/25/35 (a)	891	541,407
First Horizon Alternative Mortgage Securities
Series 2005-FA1 Class 1A4, 5.50%, 3/25/35	334	256,035
GSR Mortgage Loan Trust Series 2006-0A1 Class 2A1,
0.48%, 8/25/46 (a)	493	311,712
GSR Mortgage Loan Trust Series 2007-3F Class 1A2,
5.00%, 5/25/37	456	348,495
IndyMac INDA Mortgage Loan Trust Series 2007-AR1
Class 3A1, 5.95%, 3/25/37 (a)	563	351,429
JPMorgan Mortgage Trust Series 2004-S2 Class 5A1,
5.50%, 12/25/19	468	443,008
Merrill Lynch Mortgage Investors, Inc. Series 2006-A3
Class 3A1, 5.82%, 5/25/36 (a)	229	128,890
Residential Accredit Loans, Inc. Series 2002-QS18
Class A1, 5.50%, 12/25/17	848	794,734
Residential Accredit Loans, Inc. Series 2005-QS4 Class A3,
5.50%, 4/25/35	715	533,852
Residential Funding Mortgage Securities I Series 2007-S2
Class A3, 6.00%, 2/25/37	1,183	983,440
Wells Fargo Alternative Loan Trust Series 2007-PA2
Class 1A1, 6.00%, 6/25/37	3,188	2,288,580
Wells Fargo Alternative Loan Trust Series 2007-PA4
Class 5A1, 5.98%, 7/25/37 (a)	2,349	1,150,729
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8 Class 2A2, 6.00%, 7/25/37	265	185,271
Total Non-U.S. Government Sponsored Agency
Mortgage-Backed Securities - 15.3%		17,236,277
U.S. Treasury Obligations
U.S. Treasury Notes, 2.50%, 7/31/14	2,400	2,410,320
Total U.S. Treasury Obligations - 2.1%		2,410,320
Total Long-Term Investments
(Cost - $212,671,917) - 186.1%		210,560,165
Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, 0.29% (d)(e)	7,059,887	7,059,887
Total Short-Term Securities
(Cost - $7,059,887) - 6.2%		7,059,887
Total Investments Before TBA Sale Commitments
and Options Written (Cost - $219,731,804*) - 192.3%		217,620,052
3

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
	Options Written	Contracts	Value
Over-the-Counter Call	Pay a fixed rate of 4.45% and receive a floating rate
Swaptions	based on 3-month LIBOR, expiring June 2010, Broker
	Credit Suisse International	8	$ (557,496)
Over-the-Counter Put	Receive a fixed rate of 4.45% and pay a floating rate
Swaptions	based on 3-month USD LIBOR, expiring June 2010, Broker
	Credit Suisse International	8	(330,365)
	Total Options Written
	(Premiums Received - $892,620) - (0.8)%		(887,861)
		Par
	TBA Sale Commitments (b)	(000)
	Fannie Mae Guaranteed Pass-Through Certificates,
	4.50%, 5/15/39	$ (9,000)	(9,053,442)
	Fannie Mae Guaranteed Pass-Through Certificates,
	5.00%, 5/15/24 - 5/15/39	(11,200)	(11,532,502)
	Fannie Mae Guaranteed Pass-Through Certificates,
	6.00%, 2/01/34 - 12/01/37	(16,700)	(17,503,688)
	Fannie Mae Guaranteed Pass-Through Certificates,
	6.50%, 8/15/39	(1,600)	(1,711,000)
	Freddie Mac Mortgage Participation Certificates,
	4.50%, 3/01/29	(4,400)	(4,417,873)
	Freddie Mac Mortgage Participation Certificates,
	5.00%, 9/01/33 - 7/01/35	(12,600)	(12,883,500)
	Freddie Mac Mortgage Participation Certificates,
	5.50%, 8/01/37 - 5/15/39	(8,300)	(8,595,688)
	Freddie Mac Mortgage Participation Certificates,
	6.50%, 8/15/39	(1,800)	(1,919,812)
	Ginnie Mae MBS Certificates, 4.50%, 5/15/39	(3,100)	(3,122,282)
	Ginnie Mae MBS Certificates, 6.00%,
	2/21/37 - 3/21/39	(14,500)	(15,220,476)
	Total TBA Sale Commitments
	(Proceeds Received - $85,440,832) - (76.0)%		(85,960,263)
	Total Investments, Net of TBA Sales Commitments
	and Options Written - 115.5%		130,771,928
	Liabilities in Excess of Other Assets - (15.5)%		(17,604,884)
	Net Assets - 100.0%		$ 113,167,044
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 219,812,745
Gross unrealized appreciation	$ 2,148,030
Gross unrealized depreciation		(4,340,723)
Net unrealized depreciation	$ (2,192,693)
(a) Variable rate security. Rate shown is as of report date.
(b) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available at this time.
4

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)
					Unrealized
					Appreciation
Counterparty			Market Value		(Depreciation)
Bank of America			$ (4,588,883)		$ (45,554)
Citigroup NA			$ 17,762,377		$ 39,118
Credit Suisse International			$ (25,333,157)		$ (231,579)
Deutsche Bank AG			$ 10,257,875		$ 65,377
Goldman Sachs Bank USA			$ (5,716,248)		$ (86,188)
JPMorgan Chase Bank			$ 9,883,127		$ (5,338)
Morgan Stanley Capital Services, Inc.			$ 11,918,940		$ 54,342
(c) All or a portion of security has been pledged as collateral in connection with swaps.
(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:
			Net
Affiliate			Activity	Income
BlackRock Liquidity Funds, TempFund			7,059,887	$ 5,685
(e) Represents the current yield as of report date.
• Financial futures contracts sold as of July 31, 2009 were as follows:
					Unrealized
Contracts		Issue	Expiration Date	Face Value	Appreciation
25	5-Year U.S. Treasury Bond		September 2009	$ 2,874,078	$ 10,492
13	10-Year U.S. Treasury Bond		September 2009	$ 1,521,638	3,018
Total					$ 13,510
• Interest rate swaps outstanding as of July 31, 2009 were as follows:
				Notional	Unrealized
			Expiration	Amount	Appreciation
Fixed Rate	Floating Rate	Counterparty	Date	(000)	(Depreciation)
2.81% (a)	3-month LIBOR	JPMorgan Chase Bank, NA	February 2010	$ 5,700	$ 64,814
2.63% (a)	3-month LIBOR	Citibank NA	March 2010	$ 25,600	325,465
2.71% (b)	3-month LIBOR	Citibank NA	April 2010	$ 17,700	(256,600)
2.71% (b)	3-month LIBOR	Citibank NA	October 2010	$ 9,500	(204,464)
3.43% (a)	3-month LIBOR	JPMorgan Chase Bank, NA	April 2013	$ 16,000	574,537
4.28% (b)	3-month LIBOR	Citibank NA	June 2013	$ 7,000	(463,039)
3.51% (b)	3-month LIBOR	UBS AG	October 2013	$ 33,100	(1,163,142)
4.03% (a)	3-month LIBOR	UBS AG	October 2013	$ 26,100	1,466,142
2.66% (a)	3-month LIBOR	Morgan Stanley Capital	December 2013	$ 14,700	(15,216)
		Services, Inc.		$
2.34% (b)	3-month LIBOR	JPMorgan Chase Bank, NA	January 2014	$ 14,200	221,424
4.89% (a)	3-month LIBOR	Deutsche Bank AG	November 2017	$ 500	48,280
4.90% (b)	3-month LIBOR	Deutsche Bank AG	November 2017	$ 2,000	(193,153)
4.40% (a)	3-month LIBOR	Citibank NA	May 2018	$ 1,000	59,442
4.80% (a)	3-month LIBOR	Deutsche Bank AG	June 2018	$ 7,000	632,123
4.87% (a)	3-month LIBOR	Deutsche Bank AG	June 2018	$ 7,000	666,193
4.58% (b)	3-month LIBOR	Deutsche Bank AG	August 2018	$ 15,800	(1,146,717)
4.22% (a)	3-month LIBOR	Citibank NA	October 2018	$ 2,200	96,797
Total					$ 712,886
5

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)

(a) Portfolio pays a floating interest rate and receives fixed rate.

(b) Portfolio pays fixed rate and receives floating rate.

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Portfolio's investments:
	Investments in
Valuation Inputs	Securities
	Assets	Liabilities
Level 1
Short-Term Securities	$ 7,059,887	-
Level 2
Long-Term Investments
Asset-Backed Securities	367,523	-
U.S. Government Sponsored Agency
Mortgage-Backed Securities	190,096,644	-
U.S. Government Sponsored Agency
Mortgage-Backed Securities - Collateralized	180,498	-
Non-U.S. Government Sponsored
Agency Mortgage-Backed Securities	17,505,180	-
U.S. Treasury Obligations	2,410,320	-
TBA Sale Commitments	-	$ (85,960,263)
Total Level 2	210,560,165	(85,960,263)
Level 3	-	-
Total	$ 217,620,052	$ (85,960,263)
	6

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments July 31, 2009 (Unaudited)
	Other Financial
Valuation Inputs	Instruments[1]
	Assets	Liabilities
Level 1	$ 13,510	-
Level 2	4,155,217	(4,330,192)
Level 3	-	-
Total	$ 4,168,727 $	(4,330,192)
[1] Other financial instruments are financial futures contracts, swaps, and options written. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.
		7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Managed Account Series

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: September 22, 2009